Commitments and Contingencies (Contractual Obligation) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Contractual Obligation [Line Items]
2025	$ 24,988
2026	4,116
2027	792
2028	1,043
2029	0
Thereafter	0
Total Payments Required	30,939
Purchase of content and services [Member]
Contractual Obligation [Line Items]
2025	13,033
2026	282
2027	55
2028	0
2029	0
Thereafter	0
Total Payments Required	13,370
Royalties and expenditures for licensed content of games [Member]
Contractual Obligation [Line Items]
2025	3,978
2026	1,391
2027	695
2028	1,043
2029	0
Thereafter	0
Total Payments Required	7,107
Purchase of bandwidth [Member]
Contractual Obligation [Line Items]
2025	5,191
2026	87
2027	8
2028	0
2029	0
Thereafter	0
Total Payments Required	5,286
Operating lease obligations [Member]
Contractual Obligation [Line Items]
2025	2,515
2026	2,356
2027	34
2028	0
2029	0
Thereafter	0
Total Payments Required	4,905
Others [Member]
Contractual Obligation [Line Items]
2025	271
2026	0
2027	0
2028	0
2029	0
Thereafter	0
Total Payments Required	$ 271